Reserves for unpaid losses and loss adjustment expenses (Tables)	12 Months Ended
Dec. 31, 2019
Reserves for unpaid losses and loss adjustment expenses
Summary of the loss and LAE reserve activities
The following table summarizes the loss and LAE reserve activities of Sirius Group for the years ended December 31, 2019, 2018, and 2017:

(Millions)	2019	2018	2017
Gross beginning balance	$2,016.7	$1,898.5	$1,620.1
Less beginning reinsurance recoverable on unpaid losses	(350.2)	(319.7)	(291.5)
Net loss and LAE reserve balance	1,666.5	1,578.8	1,328.6
Loss and LAE reserves acquired(1)	—	0.2	14.3
Losses and LAE incurred relating to:
Current year losses	1,066.5	907.3	811.8
Prior years losses	103.8	(7.3)	(0.6)
Total net incurred losses and LAE	1,170.3	900.0	811.2
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1
Foreign currency translation adjustment to net loss and LAE reserves	(4.4)	(20.9)	36.8
Loss and LAE paid relating to:
Current year losses	251.3	251.4	222.8
Prior years losses	660.0	540.3	389.5
Total loss and LAE payments	911.3	791.7	612.3
Net ending balance	1,921.2	1,666.5	1,578.8
Plus ending reinsurance recoverable on unpaid losses	410.3	350.2	319.7
Gross ending balance	$2,331.5	$2,016.7	$1,898.5
(1)Loss and LAE reserves acquired in 2018 relate to Sirius Group's purchase of Cedar; 2017 relate to Sirius Group's purchase of IMG

Schedule of asbestos and environmental loss and loss adjustment expense reserve activity
The following table summarizes reported A&E loss and LAE reserve activities (gross and net of reinsurance) for the years ended December 31, 2019, 2018, and 2017:

	2019		2018		2017
(Millions)	Gross	Net	Gross	Net	Gross	Net
Asbestos:
Beginning balance	$236.8	$184.4	$259.2	$204.6	$187.0	$166.4
Incurred losses and LAE	0.1	—	(6.9)	(6.9)	96.9	59.0
Paid losses and LAE	(12.2)	(11.1)	(15.5)	(13.3)	(24.7)	(20.8)
Ending balance	224.7	173.3	236.8	184.4	259.2	204.6
Environmental:
Beginning balance	16.7	15.9	16.7	16.0	18.5	13.9
Incurred losses and LAE	0.7	0.7	4.0	4.0	2.9	6.1
Paid losses and LAE	(2.9)	(2.6)	(4.0)	(4.1)	(4.7)	(4.0)
Ending balance	14.5	14.0	16.7	15.9	16.7	16.0
Total asbestos and environmental:
Beginning balance	253.4	200.3	275.9	220.6	205.5	180.3
Incurred losses and LAE	0.8	0.7	(3.0)	(2.9)	99.8	65.1
Paid losses and LAE	(15.0)	(13.7)	(19.5)	(17.4)	(29.4)	(24.8)
Ending balance	$239.2	$187.3	$253.4	$200.3	$275.9	$220.6

Schedule of net loss reserves by type
The following tables present Sirius Group's loss and LAE reserves, net of reinsurance, by type as of December 31, 2019 and 2018:

(Millions)	2019	2018
Case Reserve	$1,030.6	$924.5
IBNR Reserve	890.6	742.0
Loss and loss adjustment expense reserves, net of reinsurance	$1,921.2	$1,666.5

Schedule of reconciliation of liabilities for unpaid loss and loss adjustment expense
The following table summarizes the ending liabilities for unpaid loss and LAE, net of reinsurance for each of Sirius Group's segments as of December 31, 2019:

(Millions) Liabilities for unpaid loss and LAE, net of reinsurance	As of December 31, 2019
Unpaid and allocated LAE reserves, net of reinsurance
Other Property	$490.7
Property Catastrophe Excess Reinsurance	286.0
Agriculture Reinsurance	68.1
Global A&H	176.9
Aviation & Space	109.2
Trade Credit	46.5
Environmental	4.6
Marine & Energy	52.4
Surety	4.9
Contingency	8.3
Casualty(1)	202.0
Runoff & Other	430.6
Total unpaid and allocated LAE reserves, net of reinsurance	1,880.2
Unallocated LAE	41.0
Total unpaid loss and LAE reserves, net of reinsurance	1,921.2
Reinsurance recoverable on unpaid losses
Other Property	137.3
Property Catastrophe Excess Reinsurance	60.0
Agriculture Reinsurance	2.0
Global A&H	42.9
Aviation & Space	40.3
Trade Credit	10.1
Environmental	4.6
Marine & Energy	8.7
Surety	0.5
Contingency	2.1
Casualty	1.2
Runoff & Other	100.6
Total reinsurance recoverable on unpaid losses	410.3
Total unpaid loss and LAE reserves	$2,331.5

(1)Casualty includes both Casualty Reinsurance in the Global Reinsurance reporting segment and Workers’ Compensation in the U.S. Specialty reporting segment. Sirius Group began providing Workers’ Compensation in the U.S. Specialty reporting segment in the latter part of 2018 and of the $18.5 included in Casualty reserves from Workers’ Compensation in the U.S. Specialty reporting segment, $17.3 is from the 2019 accident year.

Other property
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Other Property (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	156.1	153.2	144.5	145.2	140.2	139.3	138.6	137.0	136.7	136.3	1.5	NA
2011		162.9	150.3	141.2	133.2	131.3	132.0	132.2	131.0	131.1	0.1	NA
2012			162.1	148.9	143.8	139.4	134.7	132.7	132.6	132.0	1.1	NA
2013				130.0	126.8	116.0	112.5	112.2	111.7	111.4	0.7	NA
2014					113.8	116.6	114.1	114.4	112.0	111.3	0.7	NA
2015						139.7	132.2	134.4	134.4	134.1	1.6	NA
2016							194.9	213.7	218.3	219.1	1.7	NA
2017								332.7	369.3	387.9	19.1	NA
2018									270.8	326.3	34.0	NA
2019										245.0	101.1	NA
									Total	1,934.5

Other Property (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	31.4	88.7	115.5	123.2	128.0	130.1	130.6	130.6	130.5	131.4
2011		26.6	79.1	102.8	115.7	121.7	124.2	126.8	126.5	127.1
2012			20.0	84.7	107.4	115.5	118.9	124.2	125.0	126.2
2013				27.2	71.4	95.4	101.9	105.2	105.8	106.3
2014					18.8	68.9	95.5	103.7	105.9	106.7
2015						30.8	93.0	114.3	123.9	127.7
2016							31.2	128.0	180.6	197.5
2017								58.2	222.4	298.6
2018									54.8	180.1
2019										46.2
									Total	1,447.8
	All outstanding liabilities before 2010, net of reinsurance									4.0
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									490.7

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Other Property
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	17.8%	42.5%	20.1%	7.2%	3.1%	1.8%	0.9%	0.3%	0.1%	0.7%

Property Catastrophe Excess
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Property Catastrophe Excess Reinsurance (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	136.1	131.0	131.0	130.2	122.8	121.9	121.4	120.7	121.3	127.3	0.1	NA
2011		152.6	89.7	142.7	121.4	118.0	117.2	117.1	117.2	117.2	0.2	NA
2012			145.0	57.8	51.1	49.2	49.7	44.8	45.0	46.5	0.5	NA
2013				70.3	76.5	73.5	72.9	72.1	71.8	71.4	—	NA
2014					55.4	57.0	54.3	54.4	54.3	54.8	0.5	NA
2015						27.4	29.3	26.9	25.9	25.0	0.2	NA
2016							50.4	47.7	42.4	41.2	2.3	NA
2017								105.4	123.4	117.4	8.3	NA
2018									160.4	178.0	9.1	NA
2019										169.9	35.1	NA
									Total	948.7

Property Catastrophe Excess Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	49.8	90.0	102.5	107.6	111.1	113.6	117.5	117.5	118.0	119.1
2011		15.9	54.7	96.0	114.4	114.7	115.2	116.1	116.2	116.7
2012			2.8	25.8	35.4	40.0	40.9	42.7	44.0	46.1
2013				10.9	48.3	60.7	65.5	66.8	68.0	68.9
2014					9.2	35.8	41.9	47.4	49.1	51.5
2015						1.8	9.3	16.6	19.9	22.4
2016							10.4	25.7	31.7	37.0
2017								13.2	67.4	86.4
2018									2.7	115.8
2019										3.3
									Total	667.2
	All outstanding liabilities before 2010, net of reinsurance									4.5
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									286.0

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Property Catastrophe Excess Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	12.7%	45.7%	19.0%	9.8%	2.3%	2.0%	1.9%	0.7%	0.5%	0.8%

Agriculture
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Agriculture Reinsurance (Millions)
	Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	12.8	10.8	10.9	10.7	10.6	10.7	10.7	10.7	10.7	10.7	—	NA
2011		21.5	21.5	21.7	21.7	21.7	21.6	21.6	21.6	21.6	—	NA
2012			41.1	45.9	45.9	45.8	47.0	47.0	47.0	46.9	—	NA
2013				9.1	10.8	12.9	13.0	12.8	12.8	12.8	—	NA
2014					9.7	8.2	8.5	8.9	8.9	9.0	—	NA
2015						7.0	9.1	9.4	9.4	9.4	—	NA
2016							33.1	30.5	29.5	29.6	0.2	NA
2017								50.2	46.8	46.1	(0.4)	NA
2018									39.1	41.3	3.3	NA
2019										71.8	46.0	NA
									Total	299.2

Agriculture Reinsurance (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	0.5	10.6	10.8	10.6	10.6	10.6	10.6	10.6	10.6	10.7
2011		1.0	21.3	21.6	21.6	21.6	21.6	21.6	21.6	21.6
2012			19.0	45.4	45.7	45.6	46.9	46.9	46.9	46.9
2013				7.1	10.6	12.8	13.0	12.8	12.8	12.8
2014					6.5	8.1	8.8	8.8	8.9	9.0
2015						1.5	7.7	8.9	9.2	9.2
2016							10.0	27.8	29.2	29.5
2017								9.0	43.3	46.1
2018									2.6	35.8
2019										9.5
									Total	231.1
	All outstanding liabilities before 2010, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									68.1

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Agriculture Reinsurance
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	22.3%	67.5%	4.8%	0.4%	1.1%	0.1%	0.1%	—%	—%	—%

Global Accident & Health
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Global A&H (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	118.4	125.4	123.0	122.1	121.8	121.8	121.9	121.8	121.7	121.7	(0.1)	NA
2011		161.3	176.7	172.3	171.6	171.6	171.6	171.4	171.4	171.5	0.1	NA
2012			163.4	160.1	147.8	147.1	146.9	146.7	146.6	146.5	(0.1)	NA
2013				125.5	123.3	118.8	118.3	117.7	116.9	116.8	—	NA
2014					130.8	131.9	130.3	130.3	129.4	129.4	0.1	NA
2015						152.7	148.8	145.5	144.2	143.8	0.3	NA
2016							173.3	187.1	183.0	181.5	2.5	NA
2017								176.4	172.6	165.9	1.4	NA
2018									198.3	205.5	13.4	NA
2019										271.9	89.1	NA
									Total	1,654.5

Global A&H (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	53.1	102.2	119.2	121.4	121.7	121.8	121.9	121.9	121.9	122.0
2011		71.2	139.2	166.1	171.1	171.5	171.6	171.6	171.6	171.7
2012			72.2	136.1	146.1	146.5	146.6	146.6	146.6	146.6
2013				54.4	103.7	114.2	115.6	116.8	116.3	116.3
2014					59.2	111.1	124.6	126.3	126.3	127.0
2015						75.4	129.8	141.2	142.8	143.1
2016							98.2	164.4	176.0	177.9
2017								61.5	150.7	163.0
2018									89.0	186.1
2019										128.7
									Total	1,482.4
	All outstanding liabilities before 2010, net of reinsurance									4.8
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									176.9

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Global A&H
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	46.1%	42.6%	9.6%	1.4%	0.3%	0.1%	—%	—%	0.1%	—%

Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Aviation & Space (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	42.4	47.2	46.9	44.4	42.9	42.0	41.8	41.3	41.6	41.4	(0.4)	NA
2011		46.8	42.2	37.8	35.8	34.6	34.4	35.7	35.0	35.2	(0.2)	NA
2012			35.6	34.3	30.2	28.2	28.4	29.5	29.5	28.5	(0.3)	NA
2013				40.5	36.4	33.3	31.9	32.9	32.9	33.0	(0.5)	NA
2014					37.3	39.9	36.6	35.8	35.9	33.9	(3.0)	NA
2015						37.6	34.0	38.1	37.1	36.5	(0.9)	NA
2016							32.0	32.5	33.5	35.8	2.9	NA
2017								33.8	42.8	44.1	1.4	NA
2018									47.9	50.5	6.7	NA
2019										60.5	39.9	NA
									Total	399.4

Aviation & Space (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	12.0	22.0	31.3	36.0	37.5	38.5	39.4	39.6	40.7	41.0
2011		10.1	22.6	28.5	31.4	32.6	34.0	34.7	34.6	35.5
2012			7.6	18.4	22.6	24.6	27.3	28.2	28.7	28.4
2013				13.5	19.8	24.0	26.6	28.4	29.1	30.5
2014					8.0	17.8	23.5	26.1	28.1	28.8
2015						10.5	21.0	27.0	33.4	34.9
2016							7.8	19.6	26.7	29.1
2017								9.0	23.6	32.5
2018									14.3	27.4
2019										8.3
									Total	296.4
	All outstanding liabilities before 2010, net of reinsurance									6.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									109.2

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Aviation & Space
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	25.3%	29.4%	17.8%	9.6%	5.2%	2.7%	2.5%	(0.3)%	2.6%	0.4%

Trade credit
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Trade Credit (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	13.7	12.0	9.3	9.5	9.6	9.4	9.4	9.5	9.6	9.4	(0.3)	NA
2011		28.4	28.2	26.7	26.5	26.5	25.8	25.8	25.6	25.4	(0.3)	NA
2012			33.6	33.9	32.2	32.4	32.0	32.0	31.7	31.3	(0.2)	NA
2013				28.8	27.9	27.1	26.9	27.5	27.0	27.3	0.6	NA
2014					22.2	22.2	23.0	20.9	20.6	20.5	0.5	NA
2015						19.7	19.3	18.8	18.1	17.3	—	NA
2016							14.9	12.9	12.3	11.4	—	NA
2017								18.8	19.8	18.9	2.5	NA
2018									24.6	24.8	4.4	NA
2019										30.1	13.8	NA
									Total	216.4

Trade Credit (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	1.7	5.1	7.6	8.4	8.8	8.9	9.1	9.2	9.3	9.3
2011		6.4	17.1	23.1	24.3	25.2	25.5	25.2	25.3	25.3
2012			14.4	26.2	30.4	31.1	31.5	31.3	31.3	31.2
2013				11.3	19.4	22.3	23.5	23.9	24.0	24.1
2014					7.7	13.4	17.4	18.8	19.3	19.3
2015						4.5	12.0	15.4	16.4	16.3
2016							4.5	8.8	10.4	11.0
2017								3.0	8.8	12.6
2018									7.6	16.2
2019										8.8
									Total	174.1
	All outstanding liabilities before 2010, net of reinsurance									4.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									46.5

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Trade Credit
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	32.3%	35.4%	17.6%	4.8%	1.8%	0.3%	0.1%	0.1%	0.3%	(0.2)%

Environmental
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Environmental (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	—	—	—	—	—	—	—	—	—	—	—	NA
2011		—	—	—	—	—	—	—	—	—	—	NA
2012			—	—	—	—	—	—	—	—	—	NA
2013				—	—	—	—	—	—	—	—	NA
2014					—	—	—	—	—	—	—	NA
2015						—	—	—	—	—	—	NA
2016							—	—	—	—	—	NA
2017								—	—	—	—	NA
2018									0.4	0.1	—	NA
2019										4.6	0.8	NA
									Total	4.7

Environmental (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	—	—	—	—	—	—	—	—	—	—
2011		—	—	—	—	—	—	—	—	—
2012			—	—	—	—	—	—	—	—
2013				—	—	—	—	—	—	—
2014					—	—	—	—	—	—
2015						—	—	—	—	—
2016							—	—	—	—
2017								—	—	—
2018									—	—
2019										0.1
									Total	0.1
	All outstanding liabilities before 2010, net of reinsurance									—
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									4.6

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Environmental
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	1.0%	6.3%	—%	—%	—%	—%	—%	—%	—%	—%

Marine
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Marine & Energy (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	30.5	33.3	31.0	30.7	32.1	31.7	30.4	30.2	30.0	30.0	0.1	NA
2011		36.7	33.0	30.7	31.2	32.2	31.6	31.7	31.6	32.3	(0.3)	NA
2012			27.2	33.4	36.0	37.5	37.9	36.8	36.3	36.2	1.7	NA
2013				23.2	20.5	19.2	18.2	18.0	18.0	18.1	0.2	NA
2014					23.2	21.4	19.4	18.2	17.8	18.4	(0.3)	NA
2015						29.3	31.0	28.9	28.4	28.3	0.2	NA
2016							28.2	29.1	28.3	28.3	0.8	NA
2017								37.2	34.8	34.6	2.2	NA
2018									23.1	25.4	3.2	NA
2019										18.8	6.7	NA
									Total	270.4

Marine & Energy (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	5.0	12.2	17.1	19.5	21.3	26.7	27.5	28.5	28.7	28.8
2011		4.4	14.4	21.8	25.2	28.0	28.8	29.3	29.7	30.4
2012			5.2	14.8	24.2	27.1	29.1	31.0	32.6	33.8
2013				2.9	9.3	12.6	14.0	14.4	14.9	15.1
2014					4.1	10.2	13.6	15.0	15.7	15.8
2015						4.3	11.6	21.5	25.9	26.9
2016							6.8	17.4	21.3	24.2
2017								7.2	18.1	26.1
2018									5.2	13.9
2019										3.8
									Total	218.8
	All outstanding liabilities before 2010, net of reinsurance									0.8
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									52.4

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Marine & Energy
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	18.1%	30.5%	22.2%	9.7%	5.4%	6.4%	2.6%	2.7%	1.4%	0.7%

Surety
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Surety (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	0.1	0.1	0.2	0.4	0.4	0.3	0.3	0.1	0.1	0.1	0.1	NA
2011		0.3	0.5	0.6	0.6	0.4	0.4	0.2	0.2	0.2	0.2	NA
2012			0.5	0.6	0.6	0.4	0.4	0.3	0.3	0.3	0.3	NA
2013				1.0	0.9	0.7	0.5	0.7	0.9	0.8	0.2	NA
2014					1.2	1.1	1.0	1.1	1.3	1.1	0.3	NA
2015						1.0	1.2	1.0	0.8	0.7	0.3	NA
2016							—	—	0.5	0.3	—	NA
2017								0.6	0.4	0.4	0.3	NA
2018									0.9	1.0	0.9	NA
2019										1.2	1.2	NA
									Total	6.1

Surety (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	—	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.1
2011		0.1	0.2	0.2	0.2	0.2	0.2	0.2	0.2	0.2
2012			0.1	0.1	0.1	0.2	0.2	0.2	0.2	0.2
2013				0.1	0.1	0.2	0.3	0.5	0.6	0.6
2014					—	0.2	0.4	0.7	0.9	1.2
2015						—	0.2	0.3	0.4	0.5
2016							—	—	0.3	0.3
2017								—	—	—
2018									—	—
2019										—
									Total	3.1
	All outstanding liabilities before 2010, net of reinsurance									1.9
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									4.9

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Surety
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	7.3%	9.0%	19.0%	14.7%	12.4%	17.8%	1.7%	2.0%	0.9%	0.3%

Contingency
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Contingency (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	5.5	5.9	4.5	4.4	4.2	4.1	4.1	4.1	4.1	4.1	—	NA
2011		7.7	7.1	6.6	6.5	6.5	6.6	6.6	6.6	6.6	—	NA
2012			9.6	8.6	8.7	8.5	8.3	8.1	8.1	8.0	—	NA
2013				5.5	4.2	3.6	3.6	3.6	3.6	3.6	0.1	NA
2014					4.2	7.0	5.2	4.7	4.7	4.7	—	NA
2015						9.9	9.6	9.0	8.9	8.9	0.1	NA
2016							17.6	18.0	17.0	17.3	0.2	NA
2017								9.7	10.6	11.2	0.8	NA
2018									9.4	9.0	1.4	NA
2019										3.0	1.4	NA
									Total	76.4

Contingency (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	1.9	3.4	3.5	3.5	3.9	4.0	4.1	4.1	4.1	4.1
2011		2.0	5.7	6.4	6.4	6.5	6.5	6.5	6.5	6.5
2012			5.3	7.1	8.5	8.4	8.3	8.1	8.1	8.1
2013				1.8	3.0	3.3	3.3	3.3	3.3	3.3
2014					1.6	3.7	4.4	4.5	4.5	4.5
2015						2.8	7.1	7.8	7.8	8.7
2016							11.6	15.2	16.0	16.8
2017								3.0	7.0	9.4
2018									1.8	6.2
2019										0.3
									Total	67.9
	All outstanding liabilities before 2010, net of reinsurance									(0.1)
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									8.3

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Contingency
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	42.2%	36.2%	10.8%	1.7%	3.2%	—%	0.2%	0.4%	0.4%	—%

Casualty
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Casualty (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	1.7	1.5	1.6	1.4	1.1	0.9	0.6	0.6	0.5	0.5	—	NA
2011		0.5	0.4	0.4	0.3	0.3	0.2	0.2	0.2	0.2	—	NA
2012			0.2	0.2	0.4	0.5	0.5	0.5	0.5	0.4	—	NA
2013				0.4	0.4	0.4	0.4	0.5	0.5	0.5	—	NA
2014					0.4	0.4	0.5	0.5	0.5	0.6	—	NA
2015						0.5	0.8	0.6	0.5	0.6	—	NA
2016							0.2	0.3	0.3	0.1	—	NA
2017								9.7	9.7	12.5	7.2	NA
2018									53.4	63.5	41.3	NA
2019										141.9	116.0	NA
									Total	220.8

Casualty (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	—	—	0.1	0.1	0.2	0.4	0.3	0.4	0.4	0.3
2011		—	—	0.1	0.1	0.2	0.2	0.2	0.2	0.2
2012			—	—	0.1	0.2	0.1	0.2	0.2	0.3
2013				0.1	0.1	0.2	0.3	0.4	0.4	0.5
2014					0.1	0.2	0.4	0.4	0.4	0.5
2015						0.2	0.4	0.4	0.4	0.4
2016							—	0.1	0.1	0.2
2017								—	0.6	1.6
2018									2.0	8.1
2019										10.6
									Total	22.7
	All outstanding liabilities before 2010, net of reinsurance									3.9
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									202.0

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Casualty
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	5.9%	9.4%	9.5%	11.1%	7.3%	10.0%	0.6%	13.4%	1.0%	0.7%

Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Runoff & Other (Millions)
Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2019
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019	Total IBNR liabilities plus expected development on reported claims	Cumulative number of reported claims
2010	282.3	283.2	283.4	284.0	285.1	286.6	287.6	287.7	287.0	291.5	5.4	NA
2011		221.5	222.8	223.9	224.5	225.0	225.9	225.4	225.0	223.9	2.9	NA
2012			3.6	4.0	4.1	4.2	4.1	4.1	3.9	3.7	1.1	NA
2013				1.2	0.2	0.2	0.2	0.1	0.2	0.4	—	NA
2014					0.2	0.2	0.3	0.4	0.5	0.5	—	NA
2015						9.5	15.7	17.5	18.0	18.0	0.2	NA
2016							11.8	12.1	11.7	11.6	—	NA
2017								0.6	0.7	0.7	—	NA
2018									30.3	28.6	2.6	NA
2019										0.3	0.2	NA
									Total	579.2

Runoff & Other (Millions)
Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
Accident Year	2010 Unaudited	2011 Unaudited	2012 Unaudited	2013 Unaudited	2014 Unaudited	2015 Unaudited	2016 Unaudited	2017 Unaudited	2018 Unaudited	2019
2010	160.1	263.2	265.5	269.6	272.8	276.4	278.3	280.2	280.9	281.3
2011		206.9	209.0	211.2	213.0	214.7	216.7	218.2	218.8	219.3
2012			0.3	1.3	1.8	2.2	2.4	2.4	2.5	2.7
2013				0.7	0.1	0.1	0.1	0.1	0.1	0.2
2014					—	—	0.1	0.2	0.3	0.5
2015						5.2	10.0	15.3	16.6	17.3
2016							6.2	10.1	11.0	11.3
2017								0.4	0.5	0.6
2018									7.9	12.6
2019										—
									Total	545.8
	All outstanding liabilities before 2010, net of reinsurance									397.2
	Liabilities for loss and allocated loss adjustment expenses, net of reinsurance									430.6

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Runoff & Other
Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	66.9%	20.6%	2.0%	1.5%	1.1%	1.1%	0.7%	0.5%	0.2%	0.1%